Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
IPS Strategic Capital Absolute Return Fund | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IPS Strategic Capital Absolute Return Fund
Average Annual Return, Percent		3.12%	5.22%	5.99%
IPS Strategic Capital Absolute Return Fund | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		20.38%	12.79%	15.37%